Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	As of
	December 31,	December 31,
	2021	2022
	RMB	RMB	US$
Motor vehicles	1,428,587	1,538,213	220,862
Electronic equipment	1,255,203	1,783,988	256,151
Machinery	117,656	1,119,594	160,755
Other equipment	639,424	1,041,034	149,473
Subtotal	3,440,870	5,482,829	787,241
Less: accumulated depreciation	(2,286,895)	(2,869,565)	(412,020)
Property and equipment, net	1,153,975	2,613,264	375,221